Biological assets - Cost of production (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 225,917	$ 254,440
Costs incurred during the year, own produce consumed	5,809	5,898
Costs incurred during the year	231,726	260,338
Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	21,423	28,683
Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,583	6,402
Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	80,166	77,515
Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,004	5,766
Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	6,925	8,183
Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	678	939
Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	39,461	48,706
Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,941	9,759
Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,663	1,931
Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,305	2,775
Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	569	676
Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,540	2,004
Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	46,711	53,952
Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4,948	7,149
Farming | Crops
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	78,984	92,034
Costs incurred during the year, own produce consumed	0	0
Costs incurred during the year	78,984	92,034
Farming | Crops | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,710	3,999
Farming | Crops | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	147	413
Farming | Crops | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	34,961	35,715
Farming | Crops | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	811	1,075
Farming | Crops | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	943	1,303
Farming | Crops | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	119	234
Farming | Crops | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	23,231	29,738
Farming | Crops | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Crops | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	109	123
Farming | Crops | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	165	180
Farming | Crops | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,293	1,621
Farming | Crops | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	11,868	13,057
Farming | Crops | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,627	4,576
Farming | Rice
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	33,121	39,547
Costs incurred during the year, own produce consumed	0	0
Costs incurred during the year	33,121	39,547
Farming | Rice | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,336	7,312
Farming | Rice | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	10,189	10,647
Farming | Rice | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	660	666
Farming | Rice | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,349	2,419
Farming | Rice | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	387	500
Farming | Rice | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	10,571	14,706
Farming | Rice | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Rice | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,432	1,954
Farming | Rice | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	83	173
Farming | Rice | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	114	156
Farming | Rice | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	174	138
Farming | Rice | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	826	876
Farming | Dairy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	18,267	20,213
Costs incurred during the year, own produce consumed	5,464	5,789
Costs incurred during the year	23,731	26,002
Farming | Dairy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,429	4,762
Farming | Dairy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	9
Farming | Dairy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	683	741
Farming | Dairy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,557	1,912
Farming | Dairy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	80	128
Farming | Dairy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,795	9,585
Farming | Dairy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,522	1,783
Farming | Dairy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	764	698
Farming | Dairy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	140	220
Farming | Dairy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	8	7
Farming | Dairy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | Dairy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	289	368
Farming | All other segments
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,424	1,369
Costs incurred during the year, own produce consumed	345	109
Costs incurred during the year	1,769	1,478
Farming | All other segments | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	540	386
Farming | All other segments | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | All other segments | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | All other segments | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	60	64
Farming | All other segments | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	287	220
Farming | All other segments | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	92	77
Farming | All other segments | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	38	30
Farming | All other segments | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	146	174
Farming | All other segments | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	141	148
Farming | All other segments | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Farming | All other segments | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	4	19
Farming | All other segments | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	83	129
Farming | All other segments | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3	0
Farming | All other segments | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	30	122
Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	94,121	101,277
Costs incurred during the year, own produce consumed	0	0
Costs incurred during the year	94,121	101,277
Sugar, Ethanol and Energy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	9,408	12,224
Sugar, Ethanol and Energy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	3,436	5,989
Sugar, Ethanol and Energy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	35,016	31,144
Sugar, Ethanol and Energy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	2,790	3,220
Sugar, Ethanol and Energy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	1,789	2,329
Sugar, Ethanol and Energy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	5,621	4,232
Sugar, Ethanol and Energy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	0	0
Sugar, Ethanol and Energy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	177	84
Sugar, Ethanol and Energy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	42	91
Sugar, Ethanol and Energy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	34,666	40,757
Sugar, Ethanol and Energy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Costs incurred during the year, excluding own produce consumed	$ 1,176	$ 1,207